INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 11,166	$ 10,634
Work in process	18,736	15,507
Finished goods	11,884	8,780
Inventories	41,786	34,921
Write-offs	$ 3,413	$ 3,418	$ 4,038